Commitments And Contingencies	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies [Abstract]
Commitments And Contingencies

13.  Commitments and Contingencies

Our exploration and development activities are subject to various laws and regulations governing the protection of the environment. These laws and regulations are continually changing and are generally becoming more restrictive. As such, the future expenditures that may be required for compliance with these laws and regulations cannot be predicted. We conduct our operations to minimize effects on the environment and believe our operations are in compliance with applicable laws and regulations in all material respects.

Under our agreement with the Jawoyn Association Aboriginal Corporation (the  “JAAC”), the we must offer the JAAC the opportunity to establish a joint venture with Vista holding 90% and the JAAC holding a 10% participating interest in the Mt. Todd gold project. In addition, the JAAC will be entitled to an annual cash payment, or payment in kind, equal to 1% of the value of the annual gold production from the current mining licenses, and a 1% NSR royalty on other metals, subject to a minimum payment of A$50 per year.